Local Media Acquisition	12 Months Ended
Dec. 29, 2013
Local Media Acquisition

(4) Local Media Acquisition

On September 3, 2013, Newcastle acquired Local Media. GateHouse entered into a management and advisory agreement with Local Media Parent, which was assigned to Local Media, to manage the operations of Local Media. In return, GateHouse receives compensation including an annual fee and is eligible to earn an annual incentive pay out equal to 12.5% of the EBITDA of Local Media in excess of budget. Although Newcastle owned 100.0% of the equity of Local Media, GateHouse manages the daily operations of Local Media. GateHouse determined that the management and advisory agreement resulted in Local Media being a variable interest entity and GateHouse has the power to direct the activities that most significantly affect the economic performance of the entity. As a result, GateHouse is the primary beneficiary and therefore consolidated Local Media’s financial position and results of operations beginning on September 3, 2013. As 100% of Local Media was owned by Newcastle, the net income (loss) of Local Media was reflected in noncontrolling interest through the Confirmation Date as Newcastle contributed the net assets of Local Media Parent to New Media as part of the Plan, refer to fresh start accounting discussion in Note 3 above.

The Predecessor accounted for the consolidation of Local Media under the purchase method of accounting. Accordingly, the net assets, including noncontrolling interest, were recorded at their fair values. The transaction costs were incurred by Newcastle not GateHouse. The net assets, including goodwill of Local Media were recorded in the consolidated balance sheet at their estimated fair value in accordance with ASC 805. The value allocated in consolidating Local Media, was approximately $83,060 and $2,089 of acquisition related costs were recognized. Local Media Parent contributed a net amount of $53,323 of equity and Local Media entered into a long-term debt agreement for $33,000. Local Media consists of eight daily and fifteen weekly newspapers as well as ten shopper publications, serving areas of New York, Massachusetts, California, Pennsylvania, Oregon and New Hampshire. The results of operations for Local Media were included in the Predecessor’s consolidated financial statements from September 3, 2013.

The following table summarizes estimated the fair values of the Local Media assets and liabilities as of September 3, 2013:

Current assets	$18,673
Property, plant and equipment	73,718
Mastheads	4,100
Goodwill	462

Total assets	96,953
Current liabilities	13,893

Total liabilities	13,893

Net assets	$83,060

The Predecessor obtained third party independent appraisals to assist in the determination of the fair values of property, plant and equipment and intangible assets. The property, plant and equipment appraisal included an analysis of recent comparable sales and offerings of land parcels in each of the subject’s markets. The appraised value is supported with consideration and use of standard accepted appraisal practices and valuation procedures. The appraiser used the three basic approaches to value: the cost approach (used for equipment where an active secondary market is not available and building improvements), the direct sales comparison (market) approach (used for land and equipment where an active secondary market is available) and the income approach (used for intangible assets). These approaches used are based on the cost to reproduce assets, market exchanges for comparable assets and the capitalization of income. Useful lives range from 1 to 7 years for personal property and 17 to 38 years for real property.

The appraisal utilized a relief from royalty method, an income approach, to determine the fair value of mastheads. Key assumptions utilized in this valuation include revenue projections, a royalty rate of 1.5%, long term growth rate of 0%, tax rate of 39.2% and discount rate of 25.0%. Based on estimated discount rates, attrition levels and other available data, the advertiser and subscriber relationships were determined to have a fair value of $0.

Trade accounts receivable, having an estimated fair value of $13,427, were included in the acquired assets. The gross contractual amount of these receivables was $14,937 and the contractual cash flows not expected to be collected was estimated at $1,510 as of the acquisition date.

Local Media accounted for inventory using a weighted cost methodology, which was deemed to approximate fair value. The FIFO valuation method is used and is consistent with the Company’s inventory valuation. The difference between the weighted average and FIFO methodology does not have a material effect on the results of operations.

For the period from the date of acquisition through November 6, 2013 and for the period from November 7, 2013 through December 29, 2013 Local Media had revenues of $24,661 and $28,578, and net income (loss) of ($208) and $2,353, respectively.

For tax purposes, the amount of goodwill that is expected to be deductible is $1,187 as of December 29, 2013.

The estimated fair values are preliminary pending the finalization of the valuation of the assets acquired, primarily working capital adjustments. The estimated fair values assigned to the net assets of Local Media upon consolidation as of September 3, 2013 approximated their estimated fair values as of the date Local Media was contributed by Newcastle to New Media.

Pro-Forma Results

The unaudited pro forma condensed consolidated statement of operations information for 2013, set forth below, presents the results of operations as if the consolidation of the newspapers from Local Media had occurred on January 2, 2012. The unaudited pro forma condensed consolidated statement of operations information for 2012, set forth below, presents the results of operations as if the consolidation of the Local Media had occurred on January 2, 2012. These amounts are not necessarily indicative of future results or actual results that would have been achieved had the acquisitions occurred as of the beginning of such period.

	Successor Company	Predecessor Company
	Two Months ended December 29, 2013	Ten months ended November 6, 2013	Twelve months ended December 30, 2012
Revenues	$103,231	$516,919	$653,266
Income (loss) from continuing operations	$7,206	$747,637	$(213,519)
Income (loss) from continuing operations per common share:
Basic	$0.24	$12.87	$(3.68)
Diluted	$0.24	$12.87	$(3.68)